Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Apr. 26, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jan. 30, 2022
Assets purchase agrement		$ 26,000,000		$ 26,000,000
Interest expense incurred		26,103	$ 10,733	52,944	$ 45,219
Unpaid accrued interest expenses		59,041		59,041		$ 35,282
Issuance of common stock	61,157
Incurred costs		39,523		39,523
Market price	$ 48,559
Convertible notes payable							$ 26,000,000
Development expenses		1,710,265	1,834,786	5,080,335	5,047,096
Accounts payable to related party		62,120		62,120		0
Mr. Chien-Hsuan Huang [Member]
Development expenses		12,377		51,721
Product Co-development Agreement [Member]
Development expenses		135,606	115,912	287,802	490,082
Deposits from related party		29,983		29,983		31,490
Equipment		1,113,977		1,113,977
Property assets		24,886,023		24,886,023
Accounts payable to related party		49,110		49,110		70,113
Ainos COVID-19 Test Kits Sales and Marketing Agreement with Ainos KY
Totaling		0	732,765	46,635	1,603,169
COVID-19 Antigen Rapid Test Kits Sales
Totaling		21,224	$ 1,506,225	33,765	$ 1,988,150
Accounts receivable		0		0		177,595
Accounts payable to related party		$ 3,479		$ 3,479		$ 24,365